Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Capital and reserves
Summary of capital and reserves

	Class A	Class B
	ordinary	ordinary
Capital and reserves	shares	shares
Equity instruments as of January 1, 2022	206,571,517	903,670,701
Issued during the year for vesting of shares	277,127	—
Equity instruments as of December 31, 2022	206,848,644	903,670,701
Issued during the year for vesting of shares	945,555	—
Equity instruments as of December 31, 2023	207,794,199	903,670,701
Issued during the year for vesting of shares	1,298,657	—
Equity instruments as of December 31, 2024	209,092,856	903,670,701

Schedule of treasury shares

Movement in treasury shares	Number of shares	Cost €’000
Treasury Shares as of January 1, 2023	285,964	2,705
Purchased during the year	787,776	9,022
Surrendered during the year	(843,128)	(9,405)
Treasury shares as of December 31, 2023	230,612	2,322
Purchased during the year	2,627,731	28,725
Surrendered during the year	(931,057)	(12,234)
Treasury shares as of December 31, 2024	1,927,286	18,813